Expense Example - HSAFunds-ComboPRO - HSAFunds-ComboPRO - Moderate with Income Allocation Fund - Moderate with Income Allocation Fund	Nov. 29, 2023 USD ($)
Expense Example:
1 year	$ 3
3 years	12
5 years	42
10 years	$ 142